Group Companies - Summary of Investment in Associates (Detail)	12 Months Ended
Dec. 31, 2020
111 East 48th Street Holdings LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	111 East 48th Street Holdings LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage in associates	19.90%
Alkoer, S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Alkoer, S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Beijing Orient Express Hotel Co., Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	Beijing Orient Express Hotel Co., Ltd.
Registered addresses	Room 311, Building 1, No 6 East Wen Hua Yuan Road, Beijing Economy and Technology Development Zone, Beijing, P.R.China
Ownership Percentage in associates	16.15%
Blue Blood (Tianjin) Equity Investment Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Blue Blood (Tianjin) Equity Investment Management Co., Limited
Registered addresses	Room N306, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
Ownership Percentage in associates	30.05%
Carr Clark SWW Subventure, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Clark SWW Subventure, LLC
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
Ownership Percentage in associates	26.67%
Carr Waterfront Hotel, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	Carr Waterfront Hotel, LLC
Registered addresses	Carr Hospitality, LLC, 1455 Pennsylvania Avenue, NW, Suite 100, Washington, DC 20004, USA
Ownership Percentage in associates	11.46%
China Hotel Investment Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	China Hotel Investment Limited
Registered addresses	The Phoenix Centre, George Street, Belleville St. Michael, Barbados
Ownership Percentage in associates	30.05%
Desarrollo Alkoer Irapuato S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Irapuato S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Saltillo S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Saltillo S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
Desarrollo Alkoer Silao S. de R.L. de C.V. [member]
Disclosure of Composition of Group [Line Items]
Associates	Desarrollo Alkoer Silao S. de R.L. de C.V.
Registered addresses	Avenida Ejercito Nacional Mexicano No. 769, Torre B Piso 8, Granada, Miguel Hidalgo, Ciudad de México, CP 11520, Mexico
Ownership Percentage in associates	50.00%
EDG Alpharetta EH LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	EDG Alpharetta EH LLC
Registered addresses	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage in associates	0.00%
Gestion Hotelera Gestel, C.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Gestion Hotelera Gestel, C.A.
Registered addresses	Hotel Tamanaco Inter-Continental, Final Av. Ppal, Mercedes, Caracas, Venezuela
Ownership Percentage in associates	50.00%
Groups360 LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	Groups360 LLC
Registered addresses	3411 Silverside Road, Tatnall Building #104, Wilmington, DE 19810, USA
Ownership Percentage in associates	13.05%
H.I. Soaltee Hotel Company Private Ltd [member]
Disclosure of Composition of Group [Line Items]
Associates	H.I. Soaltee Hotel Company Private Ltd
Registered addresses	Tahachal, Kathmandu, Nepal
Ownership Percentage in associates	26.00%
Inter-Continental Hotels Saudi Arabia Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Inter-Continental Hotels Saudi Arabia Limited
Registered addresses	Madinah Road, Jeddah, P.O Box 9456, Post Code 21413, Jeddah, Saudi Arabia
Ownership Percentage in associates	40.00%
NF III Seattle, LLC [member]
Disclosure of Composition of Group [Line Items]
Associates	NF III Seattle, LLC
Registered addresses	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage in associates	25.00%
NF III Seattle Op Co LLC [Member]
Disclosure of Composition of Group [Line Items]
Associates	NF III Seattle Op Co, LLC
Registered addresses	The Corporation Trust Centre, 1209 Orange Street, Wilmington, DE 19801, USA
Ownership Percentage in associates	25.00%
Nuevas Fronteras S.A. [member]
Disclosure of Composition of Group [Line Items]
Associates	Nuevas Fronteras S.A.
Registered addresses	Moreno 809 2 Piso, Buenos Aires, Argentina
Ownership Percentage in associates	23.66%
President Hotel & Tower Co Ltd. [member]
Disclosure of Composition of Group [Line Items]
Associates	President Hotel & Tower Co Ltd.
Registered addresses	971, 973 Ploenchit Road, Lumpini, Pathumwan, Bangkok 10330, Thailand
Ownership Percentage in associates	30.00%
Shanghai Yuhuan Industrial Development Co Ltd [Member]
Disclosure of Composition of Group [Line Items]
Registered addresses	1st Floor, No.68, Zhupan Road, Zhuqiao Town, Pudong New Area, Shanghai, China
Ownership Percentage in associates	1.00%
Sustainable Luxury Gravity Global Private Limited [Member]
Disclosure of Composition of Group [Line Items]
Associates	Sustainable Luxury Gravity Global Private Limited
Registered addresses	B-11515 Bhikaj Cama Place, New Delhi, South Delhi, India, 110066
Ownership Percentage in associates	51.00%
SURF Samui Pte Ltd [Member]
Disclosure of Composition of Group [Line Items]
Associates	SURF-Samui Pte. Ltd
Registered addresses	168 Robinson Road, #16-01 SIF Building, 068899, Singapore
Ownership Percentage in associates	49.00%
Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited [member]
Disclosure of Composition of Group [Line Items]
Associates	Tianjin ICBCI IHG Equity Investment Fund Management Co., Limited
Registered addresses	Room R316, 3rd Floor, Building 6, Binhai Financial Street, No. 52 West Xincheng Road, Tianjin Economy and Technology Development Zone, Tianjin, P.R. China
Ownership Percentage in associates	21.04%